Assets held for sale and discontinued operations	6 Months Ended
Sep. 30, 2023
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Assets held for sale and discontinued operations
6. Assets held for sale and discontinued operations

Assets and businesses are classified as held for sale when their carrying amounts are recovered through sale rather than through continuing use. They only meet the held for sale condition when the assets are ready for immediate sale in their present condition, management is committed to the sale and it is highly probable that the sale will complete within one year. Depreciation ceases on assets and businesses when they are classified as held for sale and the assets and businesses are impaired if their carrying value exceeds their fair value less expected costs to sell.

The results and cash flows of assets or businesses classified as held for sale or sold during the year, that meet the criteria of being a major separate line of business or geographical area of operation, are shown separately from our continuing operations, and presented within discontinued operations in the income statement and cash flow statement.

The following assets and liabilities were classified as held for sale:

	30 September 2023			31 March 2023
	Total assets held for sale £m	Total liabilities held for sale £m	Net assets held for sale £m	Total assets held for sale £m	Total liabilities held for sale £m	Net assets held for sale £m
Investment in GasT TopCo Limited	1,441	—	1,441	1,443	—	1,443
FAA option	—	—	—	—	(109)	(109)
FAA forward	—	(7)	(7)	—	—	—
RAA option	—	(44)	(44)	—	—	—
Net assets held for sale	1,441	(51)	1,390	1,443	(109)	1,334

On 31 January 2023, the Group disposed of 100% of the UK Gas Transmission business for cash consideration of £4.0 billion and a 40% interest in a newly incorporated UK limited company, GasT TopCo Limited. The other 60% was purchased by Macquarie Infrastructure and Real Assets (MIRA) and British Columbia Investment Management Corporation (BCI) (together, the ‘Consortium’). The Group also entered into a Further Acquisition Agreement (the FAA option) with the Consortium over its remaining 40% interest. The Group’s interest in GasT TopCo Limited was immediately classified as held for sale with effect from 31 January 2023 together with the FAA option, as detailed in note 10 of the Annual Report and Accounts for the year ended 31 March 2023. The Group has not applied equity accounting in relation to its investment in GasT TopCo Limited.

On 19 July 2023, following the partial exercise of the FAA option by the Consortium, the Group agreed to sell a further 20% out of the remaining 40% interests in GasT TopCo Limited (the FAA forward). Completion is expected in the second half of calendar year 2023, subject to regulatory approval. As part of the transaction, the Group entered into a new option agreement with the Consortium, the Remaining Acquisition Agreement (the RAA option), to replace the FAA option for the potential sale of all or part of the remaining 20% equity interest in GasT TopCo Limited. The RAA option is exercisable, at the Consortium’s option, between 1 May 2024 and 31 July 2024. If the RAA option is partially exercised by the Consortium, the Group will have the right to put the remainder of its interests in GasT TopCo Limited to the Consortium, which can be exercised by the Group between 1 December 2024 and 31 December 2024.

The FAA forward to complete the sale of 20% of GasT TopCo Limited is a Level 3 derivative and some of the assumptions which are used to determine the fair value are specific to the contract and not readily observable in active markets. The most significant unobservable input is the valuation of GasT TopCo Limited’s unlisted equity.

The RAA option is also a Level 3 derivative. Significant unobservable inputs include the valuation and volatility of GasT TopCo Limited’s unlisted equity. These inputs are used as part of a Black-Scholes option pricing model to provide the reported fair values.

The disposal of the Group’s interests in GasT TopCo Limited is considered to be the final stage of the plan to dispose of the UK Transmission business first announced in 2021. As a result, the results of the business prior to the recognition of the associate and any remeasurements pertaining to the financial derivatives noted above are shown separately from the continuing business for all periods presented on the face of the income statement as a discontinued operation. This is also reflected in the statement of comprehensive income, as well as earnings per share (EPS) being shown split between continuing and discontinued operations.
6. Assets held for sale and discontinued operations (continued)

The summary income statements for the periods ended 30 September 2023 and 2022 are as follows:

	2023	2022¹
	£m	£m
Discontinued operations
Revenue	—	805
Other operating costs	—	(459)
Operating profit	—	346
Finance income	9	9
Finance costs²	61	(261)
Profit/(loss) before tax	70	94
Tax	(5)	(57)
Profit/(loss) after tax from discontinued operations	65	37
1.Comparative amounts have been re-presented to reflect the classification of the FAA option as held for sale and within discontinued operations.
2.Finance costs include the remeasurement of the FAA option, the FAA forward and the RAA option.

The summary statements of comprehensive income are as follows:

	2023	2022¹
	£m	£m
Profit after tax from discontinued operations	65	37
Other comprehensive (loss)/income from discontinued operations
Items from discontinued operations that will never be reclassified to profit or loss:
Remeasurement losses on pension assets and post-retirement benefit obligations	—	(126)
Tax on items that will never be reclassified to profit or loss	—	31
Total losses from discontinued operations that will never be reclassified to profit or loss	—	(95)
Items from discontinued operations that may be reclassified subsequently to profit or loss:
Net gains in respect of cash flow hedges	—	8
Net gains in respect of cost of hedging	—	4
Net losses on investments in debt instruments measured at fair value through other comprehensive income	(12)	—
Tax on items that may be reclassified subsequently to profit or loss	3	(3)
Total (losses)/gains from discontinued operations that may be reclassified subsequently to profit or loss	(9)	9
Other comprehensive loss for the period, net of tax, from discontinued operations	(9)	(86)
Total comprehensive income/(loss) for the period from discontinued operations	56	(49)
1.Comparative amounts have been re-presented to reflect the classification of the FAA option as held for sale and within discontinued operations.